5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Terms of Agreement (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Terms of Agreement

Date/Period	Expenditures	Option Payment	Earn-in %
On September 1, 2022 (Effective Date)	None	€35,000 (received)
On or before March 1, 2023	€100,000 (spent subsequently)	None
On March 1, 2023	None	€35,000 (1)
On or before September 1, 2023	€150,000	€30,000
On or before September 1, 2024	€650,000	None	51% (Stage 1)
On or before September 1, 2025	€1,000,000	None	75% (Stage 2)

(1) The Company and WTR are working on the definitive agreement and the amount was received on March 6, 2023.